Trade and other payables - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Payables [Line Items]
Trade and other payables	$ 7,917	$ 7,150
Rio Tinto plc [member] | LIBOR [Member]
Disclosure Of Trade And Other Payables [Line Items]
Trade and other payables	$ 12,265	$ 12,079